Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0321
1.9867762.105

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR (a)	42,707	$276,741
YPF SA Class D sponsored ADR (b)	83,973	306,501

TOTAL ARGENTINA		583,242

Bailiwick of Jersey - 0.1%
Polymetal International PLC	113,238	2,454,338
Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (b)	1,947,000	6,102,228
Alibaba Pictures Group Ltd. (b)	5,800,000	733,112
Beijing Enterprises Water Group Ltd.	2,348,000	956,977
Brilliance China Automotive Holdings Ltd.	1,448,000	1,139,238
China Gas Holdings Ltd.	1,249,100	4,414,322
China Resource Gas Group Ltd.	434,000	2,171,889
China Youzan Ltd. (b)	6,636,000	2,867,262
Cosco Shipping Ports Ltd.	764,473	543,288
Credicorp Ltd. (United States)	32,328	4,859,868
GOME Electrical Appliances Holdings Ltd. (a)(b)	4,660,000	751,298
Hopson Development Holdings Ltd.	194,000	496,432
Kunlun Energy Co. Ltd.	1,859,000	1,589,678
Luye Pharma Group Ltd. (c)	799,500	401,129
Nine Dragons Paper (Holdings) Ltd.	753,000	1,165,447
Shenzhen International Holdings Ltd.	444,912	733,367

TOTAL BERMUDA		28,925,535

Brazil - 3.3%
Ambev SA	2,262,998	6,249,570
Atacadao SA	196,600	684,151
B2W Companhia Global do Varejo (b)	104,964	1,579,237
B3 SA - Brasil Bolsa Balcao	981,680	10,729,331
Banco Bradesco SA	599,896	2,372,656
Banco do Brasil SA	409,705	2,535,477
Banco Santander SA (Brasil) unit	195,300	1,401,374
BB Seguridade Participacoes SA	337,058	1,703,956
BRF SA (b)	278,069	1,078,449
BTG Pactual Participations Ltd. unit	112,400	1,952,630
CCR SA	575,812	1,275,513
Centrais Eletricas Brasileiras SA (Electrobras)	158,497	831,100
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	77,800	1,073,280
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	170,400	1,272,846
Companhia Siderurgica Nacional SA (CSN)	330,400	1,835,757
Cosan SA Industria e Comercio	75,500	1,035,755
CPFL Energia SA	119,900	681,743
Energisa SA unit	88,700	798,420
ENGIE Brasil Energia SA	114,820	901,537
Equatorial Energia SA	441,700	1,818,014
Hapvida Participacoes e Investimentos SA (c)	530,600	1,665,095
Hypermarcas SA	180,800	1,067,009
JBS SA	515,600	2,278,614
Klabin SA unit	341,800	1,755,415
Localiza Rent A Car SA	289,111	3,375,445
Lojas Americanas SA rights 2/4/21 (b)	4,288	3,605
Lojas Renner SA	377,594	2,861,941
Magazine Luiza SA	1,389,108	6,415,681
Multiplan Empreendimentos Imobiliarios SA	136,619	529,357
Natura & Co. Holding SA	425,226	3,812,843
Notre Dame Intermedica Participacoes SA	246,840	4,263,329
Petrobras Distribuidora SA	339,200	1,442,006
Petroleo Brasileiro SA - Petrobras (ON)	1,836,208	9,171,979
Raia Drogasil SA	516,000	2,350,170
Rumo SA (b)	617,700	2,291,792
Sul America SA unit	147,596	1,076,609
Suzano Papel e Celulose SA (b)	356,912	4,047,664
Telefonica Brasil SA	147,300	1,216,866
TIM SA	413,400	1,004,902
Totvs SA	234,500	1,217,202
Ultrapar Participacoes SA	348,038	1,385,435
Vale SA	1,761,706	28,318,537
Via Varejo SA (b)	609,600	1,636,697
Weg SA	400,740	6,137,004

TOTAL BRAZIL		131,135,993

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (b)	40,610	1,061,934
Cayman Islands - 26.6%
3SBio, Inc. (b)(c)	606,000	565,102
51job, Inc. sponsored ADR (b)	11,755	774,184
AAC Technology Holdings, Inc.	331,633	1,802,900
Abu Dhabi Islamic Bank	448,705	612,012
Agile Property Holdings Ltd.	586,000	731,626
Airtac International Group	58,000	2,070,615
AK Medical Holdings Ltd. (c)	186,000	335,379
Alibaba Group Holding Ltd. sponsored ADR (b)	903,199	229,259,002
Anta Sports Products Ltd.	521,000	8,621,456
Autohome, Inc. ADR Class A (a)	28,594	3,151,917
Baidu.com, Inc. sponsored ADR (b)	130,341	30,632,742
Baozun, Inc. sponsored ADR (a)(b)	26,888	1,102,139
BeiGene Ltd. ADR (b)	21,835	6,987,200
Bilibili, Inc. ADR (a)(b)	56,686	6,455,969
Bosideng International Holdings Ltd.	1,514,000	671,739
Chailease Holding Co. Ltd.	598,985	3,314,508
China Aoyuan Group Ltd.	619,000	546,887
China Conch Venture Holdings Ltd.	748,600	3,567,636
China East Education Holdings Ltd. (c)	280,500	633,845
China Education Group Holdings Ltd.	350,000	735,820
China Evergrande Group	890,000	1,714,971
China Feihe Ltd. (c)	544,000	1,627,808
China Hongqiao Group Ltd.	765,700	676,496
China Huishan Dairy Holdings Co. Ltd. (d)	2,302,000	62,351
China Liansu Group Holdings Ltd.	489,000	813,607
China Literature Ltd. (b)(c)	143,300	1,367,710
China Medical System Holdings Ltd.	621,000	892,263
China Meidong Auto Holding Ltd.	236,000	794,454
China Mengniu Dairy Co. Ltd.	1,324,000	7,897,978
China Overseas Property Holdings Ltd.	630,000	390,030
China Resources Cement Holdings Ltd.	1,120,000	1,237,984
China Resources Land Ltd.	1,554,812	6,196,587
China State Construction International Holdings Ltd.	949,500	547,418
China Yuhua Education Corp. Ltd. (c)	582,000	510,444
CIFI Holdings Group Co. Ltd.	1,632,814	1,345,717
Country Garden Holdings Co. Ltd.	3,749,719	4,531,631
Country Garden Services Holdings Co. Ltd.	704,000	5,752,220
Dali Foods Group Co. Ltd. (c)	787,300	474,213
ENN Energy Holdings Ltd.	378,743	5,871,719
GDS Holdings Ltd. ADR (a)(b)	42,569	4,408,446
Geely Automobile Holdings Ltd.	2,830,517	10,349,874
Genscript Biotech Corp.	498,000	635,888
Greentown China Holdings Ltd.	358,500	471,634
Greentown Service Group Co. Ltd.	638,000	720,021
GSX Techedu, Inc. ADR (a)(b)	37,039	3,889,465
Haidilao International Holding Ltd. (c)	384,000	3,236,630
Haitian International Holdings Ltd.	292,000	1,056,409
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)	562,000	3,073,395
Hengan International Group Co. Ltd.	309,900	2,224,349
Huazhu Group Ltd. ADR	76,515	3,710,978
Hutchison China Meditech Ltd. sponsored ADR (b)	33,419	1,066,400
HUYA, Inc. ADR (a)(b)	30,146	780,480
Innovent Biologics, Inc. (b)(c)	473,000	5,405,191
iQIYI, Inc. ADR (a)(b)	134,333	2,935,176
JD Health International, Inc. (c)	105,300	2,072,522
JD.com, Inc. sponsored ADR (b)	413,654	36,686,973
Jinxin Fertility Group Ltd. (c)	628,000	1,268,433
JOYY, Inc. ADR	27,918	2,569,573
Kaisa Group Holdings Ltd.	1,209,000	559,805
KE Holdings, Inc. ADR (b)	44,302	2,618,248
Kingboard Chemical Holdings Ltd.	313,900	1,285,438
Kingboard Laminates Holdings Ltd.	515,500	833,763
Kingdee International Software Group Co. Ltd.	1,170,000	4,723,310
Kingsoft Cloud Holdings Ltd. ADR	26,379	1,326,072
Kingsoft Corp. Ltd.	396,000	3,064,521
Koolearn Technology Holding Ltd. (a)(b)(c)	122,000	431,148
KWG Property Holding Ltd.	642,000	854,537
Lee & Man Paper Manufacturing Ltd.	570,000	502,125
Li Ning Co. Ltd.	1,015,500	6,358,949
Logan Property Holdings Co. Ltd.	686,000	1,028,126
Longfor Properties Co. Ltd. (c)	869,700	4,918,756
Lufax Holding Ltd. ADR (a)(b)	83,878	1,337,015
Meituan Class B (b)	1,717,700	78,825,997
Microport Scientific Corp.	348,000	2,434,979
Minth Group Ltd.	316,000	1,448,915
Momo, Inc. ADR	72,013	1,100,359
NetEase, Inc. ADR	199,019	22,885,195
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	73,628	12,332,690
NIO, Inc. sponsored ADR (a)(b)	611,685	34,866,045
Noah Holdings Ltd. sponsored ADR (b)	15,014	714,666
Pinduoduo, Inc. ADR (b)	181,453	30,068,577
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	243,900	3,030,957
Seazen Group Ltd.	1,052,000	964,721
Shenzhou International Group Holdings Ltd.	395,300	7,754,829
Shimao Property Holdings Ltd.	604,200	1,757,290
Silergy Corp.	35,000	3,267,466
SINA Corp. (b)	24,341	1,017,941
Sino Biopharmaceutical Ltd.	4,959,750	4,625,027
Smoore International Holdings Ltd. (b)(c)	222,000	2,197,595
SSY Group Ltd.	672,000	354,494
Sunac China Holdings Ltd.	1,248,000	4,659,930
Sunny Optical Technology Group Co. Ltd.	342,900	9,031,075
TAL Education Group ADR (b)	182,705	14,046,360
Tencent Holdings Ltd.	2,741,600	244,285,632
Tencent Music Entertainment Group ADR (b)	178,106	4,737,620
Tingyi (Cayman Islands) Holding Corp.	899,000	1,790,289
Tongcheng-Elong Holdings Ltd. (b)	373,200	668,109
Topsports International Holdings Ltd. (c)	557,000	905,195
Trip.com Group Ltd. ADR (b)	228,181	7,263,001
Uni-President China Holdings Ltd.	565,000	684,274
Vinda International Holdings Ltd.	168,000	567,710
Vipshop Holdings Ltd. ADR (b)	214,156	5,872,158
Want Want China Holdings Ltd.	2,306,418	1,659,925
Weibo Corp. sponsored ADR (a)(b)	26,793	1,221,225
Wuxi Biologics (Cayman), Inc. (b)(c)	1,465,500	20,519,821
Xiaomi Corp. Class B (b)(c)	6,847,200	25,572,151
Xinyi Solar Holdings Ltd.	1,964,680	4,307,814
XPeng, Inc. ADR (a)(b)	80,189	3,863,506
Yadea Group Holdings Ltd. (c)	496,000	1,292,258
Yihai International Holding Ltd.	225,000	3,705,865
Zai Lab Ltd. ADR (b)	33,086	5,296,076
Zhen Ding Technology Holding Ltd.	284,000	1,155,832
Zhenro Properties Group Ltd.	717,000	418,922
Zhongsheng Group Holdings Ltd. Class H	267,600	1,572,138
ZTO Express, Inc. sponsored ADR	192,647	6,372,763

TOTAL CAYMAN ISLANDS		1,042,799,321

Chile - 0.4%
Banco de Chile	21,864,766	2,228,700
Banco de Credito e Inversiones	25,245	1,058,159
Banco Santander Chile	31,854,878	1,612,664
Cencosud SA	684,953	1,188,677
Cencosud Shopping SA	251,609	363,780
Colbun SA (b)	4,373,473	754,098
Compania Cervecerias Unidas SA	63,848	523,081
Empresas CMPC SA	524,154	1,401,672
Empresas COPEC SA	187,361	1,968,437
Enel Americas SA	16,278,301	2,448,136
Enel Chile SA	13,365,088	967,628
Falabella SA	354,863	1,214,815

TOTAL CHILE		15,729,847

China - 11.0%
A-Living Services Co. Ltd. (H Shares) (c)	210,000	916,841
Accelink Technologies Co. Ltd. (A Shares)	25,000	100,657
Addsino Co. Ltd. (A Shares)	48,500	187,428
AECC Aero-Engine Control Co. Ltd. (A Shares)	34,100	111,301
Agricultural Bank of China Ltd.:
(A Shares)	1,552,800	760,969
(H Shares)	13,682,297	4,941,209
Aier Eye Hospital Group Co. Ltd. (A Shares)	117,755	1,442,317
Air China Ltd.:
(A Shares)	19,900	22,291
(H Shares)	1,148,000	798,081
Aluminum Corp. of China Ltd.:
(A shares) (b)	1,314,300	654,313
(H Shares) (b)	372,000	112,837
Angel Yeast Co. Ltd. (A Shares)	26,700	218,618
Anhui Conch Cement Co. Ltd.:
(A Shares)	47,600	373,528
(H Shares)	646,900	3,833,883
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	24,000	911,050
(B Shares)	3,800	57,099
Anhui Kouzi Distillery Co. Ltd. (A Shares)	19,600	194,940
Apeloa Pharmaceutical Co. Ltd. A Shares	35,000	122,570
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,000	319,608
Autobio Diagnostics Co. Ltd.	8,400	172,894
AVIC Aircraft Co. Ltd. (A Shares)	79,200	383,447
AVIC Aviation Engine Corp. PLC (A Shares)	63,900	592,400
AVIC Capital Co. Ltd. (A Shares)	306,100	195,725
AVIC Electromechanical Systems Co. Ltd. (A Shares)	112,000	198,464
AVIC Jonhon OptronicTechnology Co. Ltd.	32,800	354,650
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	33,200	396,990
AviChina Industry & Technology Co. Ltd. (H Shares)	1,195,000	895,489
Avicopter PLC (A Shares)	17,400	151,620
Bank Communications Co. Ltd.:
(A Shares)	1,101,600	764,363
(H Shares)	4,019,176	2,177,221
Bank of Beijing Co. Ltd. (A Shares)	665,125	489,447
Bank of Chengdu Co. Ltd. (A Shares)	107,100	173,619
Bank of China Ltd.:
(A Shares)	389,700	192,190
(H Shares)	38,656,464	13,084,598
Bank of Hangzhou Co. Ltd. (A Shares)	172,600	394,729
Bank of Jiangsu Co. Ltd. (A Shares)	463,943	398,423
Bank of Nanjing Co. Ltd. (A Shares)	298,300	371,265
Bank of Ningbo Co. Ltd. (A Shares)	172,100	1,030,284
Bank of Shanghai Co. Ltd. (A Shares)	418,080	526,848
Baoshan Iron & Steel Co. Ltd. (A Shares)	524,500	535,292
BBMG Corp. (A Shares)	326,200	138,036
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)	14,900	104,962
Beijing Capital International Airport Co. Ltd. (H Shares)	881,000	679,506
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	133,800	192,964
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	19,500	83,245
Beijing Enlight Media Co. Ltd. (A Shares)	85,700	174,660
Beijing Kunlun Tech Co. Ltd. (A Shares)	33,600	125,351
Beijing New Building Materials PLC (A Shares)	49,300	392,314
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	67,800	511,579
Beijing Originwater Technology Co. Ltd. (A Shares)	104,600	117,655
Beijing Shiji Information Technology Co. Ltd. (A Shares)	26,200	136,345
Beijing Shunxin Agriculture Co. Ltd.	23,800	244,748
Beijing Sinnet Technology Co. Ltd. (A Shares)	50,100	127,827
Beijing Thunisoft Corp. Ltd. (A Shares)	29,100	88,734
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	34,640	207,482
Beijing Yanjing Brewery Co. Ltd. (A Shares)	114,100	116,448
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	294,500	246,953
Betta Pharmaceuticals Co. Ltd. (A Shares)	11,200	224,793
BGI Genomics Co. Ltd.	10,900	235,712
BOE Technology Group Co. Ltd. (A Shares)	972,500	935,016
By-Health Co. Ltd. (A Shares)	48,200	166,622
BYD Co. Ltd.:
(A Shares)	39,900	1,533,243
(H Shares) (a)	316,800	9,568,511
C&S Paper Co. Ltd. (A Shares)	39,700	144,897
Caitong Securities Co. Ltd.	115,800	197,451
Cansino Biologics, Inc. (H Shares) (b)(c)	31,800	1,035,220
CGN Power Co. Ltd. (H Shares) (c)	4,592,447	989,183
Chacha Food Co. Ltd. (A Shares)	16,500	159,949
Changchun High & New Technology Industry Group, Inc. (A Shares)	11,500	813,369
Changjiang Securities Co. Ltd. (A Shares)	190,400	228,975
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	8,000	266,532
Chaozhou Three-Circle Group Co. (A Shares)	51,900	315,465
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	22,300	141,063
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	52,200	133,023
China Aerospace Times Electronics Co. Ltd. (A Shares)	89,300	92,527
China Avionics Systems Co. Ltd. (A Shares)	42,800	121,986
China Bohai Bank Co. Ltd. (H Shares) (c)	751,500	406,125
China Cinda Asset Management Co. Ltd. (H Shares)	3,930,000	745,120
China CITIC Bank Corp. Ltd. (H Shares)	3,940,051	1,748,141
China Communications Services Corp. Ltd. (H Shares)	1,078,000	482,463
China Construction Bank Corp. (H Shares)	46,701,000	35,372,214
China Eastern Airlines Corp. Ltd.:
(A Shares)	39,700	28,349
(H Shares)	250,000	100,603
China Everbright Bank Co. Ltd. (A Shares)	2,071,900	1,305,464
China Film Co. Ltd. (A Shares)	59,000	113,727
China Fortune Land Development Co. Ltd. (A Shares)	116,350	171,056
China Galaxy Securities Co. Ltd.:
(A Shares)	255,900	427,180
(H Shares)	1,138,000	682,514
China Gezhouba Group Co. Ltd. (A Shares)	171,900	173,565
China Great Wall Securities Co. Ltd. (A Shares)	72,900	133,149
China Greatwall Technology Group Co. Ltd. (A Shares)	85,400	230,116
China Huarong Asset Management Co. Ltd. (c)	4,873,000	565,660
China International Capital Corp. Ltd. (H Shares) (b)(c)	622,200	1,629,079
China International Travel Service Corp. Ltd. (A Shares)	55,600	2,543,098
China Jushi Co. Ltd. (A Shares)	101,600	356,120
China Life Insurance Co. Ltd. (H Shares)	3,782,747	8,033,675
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,547,000	2,266,652
China Merchants Bank Co. Ltd.:
(A Shares)	415,700	3,304,775
(H Shares)	2,027,421	15,571,911
China Merchants Energy Shipping Co. Ltd. (A Shares)	217,900	164,414
China Merchants Property Operation & Service Co. Ltd. (A Shares)	31,600	95,226
China Merchants Securities Co. Ltd. (A Shares)	212,450	854,064
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	191,800	352,701
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	947,947
(H Shares)	2,382,561	1,364,405
China Molybdenum Co. Ltd.:
(A Shares)	530,700	500,337
(H Shares)	1,489,000	941,038
China National Accord Medicines Corp. Ltd. (A Shares)	13,100	78,261
China National Building Materials Co. Ltd. (H Shares)	1,852,000	2,219,080
China National Chemical Engineering Co. Ltd. (A Shares)	195,108	167,858
China National Medicines Corp. Ltd. (A Shares)	22,200	136,804
China National Nuclear Power Co. Ltd. (A Shares)	516,600	413,907
China National Software & Service Co. Ltd. (A Shares)	14,600	142,076
China Northern Rare Earth Group High-Tech Co. Ltd. (b)	103,000	285,232
China Oilfield Services Ltd. (H Shares)	752,000	833,158
China Pacific Insurance (Group) Co. Ltd.	73,900	398,832
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,449,028	5,999,265
China Petroleum & Chemical Corp.:
(A Shares)	658,100	404,418
(H Shares)	11,450,704	5,422,849
China Railway Group Ltd.:
(A Shares)	1,162,700	956,895
(H Shares)	655,000	298,217
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	34,800	134,322
China Shenhua Energy Co. Ltd.:
(A Shares)	187,785	508,336
(H Shares)	1,560,202	2,893,716
China Shipbuilding Industry Co. (A Shares) (b)	689,200	437,468
China South Publishing & Media Group Co. Ltd. (A Shares)	60,600	88,622
China Southern Airlines Ltd.:
(A Shares) (b)	15,200	13,786
(H Shares) (b)	1,218,000	680,223
China State Construction Engineering Corp. Ltd. (A Shares)	1,240,440	928,243
China Tower Corp. Ltd. (H Shares) (c)	21,945,000	3,170,077
China TransInfo Technology Co. Ltd. (A Shares)	50,000	138,462
China Vanke Co. Ltd.:
(A Shares)	346,300	1,497,208
(H Shares)	728,800	2,617,880
China Yangtze Power Co. Ltd. (A Shares)	689,500	2,111,059
China Zheshang Bank Co. Ltd.	392,700	240,712
Chongqing Brewery Co. Ltd. (A Shares)	15,700	328,179
Chongqing Changan Automobile Co. Ltd. (A Shares) (b)	128,200	343,848
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	25,700	179,403
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	94,700	61,142
(H Shares)	1,081,646	465,959
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	45,400	1,115,832
CITIC Securities Co. Ltd.:
(A Shares)	305,200	1,346,104
(H Shares)	959,100	2,110,373
Contemporary Amperex Technology Co. Ltd.	66,700	3,674,558
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	28,000	11,231
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)	248,400	479,584
(H Shares) (b)	1,234,500	1,249,905
CSC Financial Co. Ltd. (A Shares)	79,300	494,226
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	24,230	134,009
Daqin Railway Co. Ltd. (A Shares)	456,300	452,200
DaShenLin Pharmaceutical Group Co. Ltd.	19,000	292,933
DHC Software Co. Ltd. (A Shares)	100,400	116,055
Dong E-E-Jiao Co. Ltd. (A Shares)	21,400	109,035
Dongfang Electric Corp. Ltd. (A Shares)	91,600	177,849
Dongfeng Motor Group Co. Ltd. (H Shares)	1,299,000	1,285,052
Dongxing Securities Co. Ltd. (A Shares)	101,600	176,716
East Group Co. Ltd. (A Shares)	59,000	61,407
East Money Information Co. Ltd. (A Shares)	245,320	1,343,435
Eve Energy Co. Ltd. (A shares)	52,974	877,715
Everbright Securities Co. Ltd. (A Shares)	120,058	307,254
Fangda Carbon New Material Co. Ltd. (A Shares)	128,048	150,803
FAW Jiefang Group Co. Ltd. (A Shares) (b)	76,800	129,996
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	37,800	117,968
Financial Street Holdings Co. Ltd. (A Shares)	129,500	121,688
First Capital Securities Co. Ltd. (A Shares)	134,600	168,989
Focus Media Information Technology Co. Ltd. (A Shares)	419,740	709,171
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	78,140	2,396,686
Founder Securities Co. Ltd. (A Shares) (b)	240,500	363,308
Foxconn Industrial Internet Co. Ltd. (A Shares)	174,697	388,382
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	7,500	287,970
Fujian Sunner Development Co. Ltd. A Shares	41,600	185,421
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	245,300	2,251,597
(H Shares) (c)	14,000	97,508
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,100	112,064
GCL System Integration Technology Co. Ltd. (b)	162,100	101,884
GEM Co. Ltd. (A Shares)	136,300	169,427
Gemdale Corp. (A Shares)	135,300	227,965
GF Securities Co. Ltd.:
(A Shares)	419,000	1,034,504
(H Shares)	142,428	208,317
Giant Network Group Co. Ltd. (A Shares)	52,700	141,676
Gigadevice Semiconductor Beijing, Inc. (A Shares)	13,800	390,743
GoerTek, Inc. (A Shares)	94,300	487,069
Great Wall Motor Co. Ltd.:
(A Shares)	33,600	219,130
(H Shares)	1,530,000	4,795,279
Greenland Holdings Corp. Ltd. (A Shares)	235,800	197,730
GRG Banking Equipment Co. Ltd. (A Shares)	78,300	109,878
Guangdong Haid Group Co. Ltd. (A Shares)	48,200	493,492
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (b)	113,900	82,398
Guangdong Hongda Blasting Co. Ltd. (A Shares)	22,700	109,019
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	9,500	254,772
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares)	176,900	283,745
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	19,500	149,866
Guanghui Energy Co. Ltd. (A Shares) (b)	269,200	102,189
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,396,200	1,273,161
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	63,900	137,090
Guangzhou Baiyunshan Pharma Health (A Shares)	45,500	196,504
Guangzhou Haige Communications Group (A Shares)	74,300	107,385
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	13,100	318,892
Guangzhou R&F Properties Co. Ltd. (H Shares)	858,400	1,059,541
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	21,100	447,752
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	15,900	235,912
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	11,289	152,797
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	56,400	126,879
Guolian Securities Co. Ltd. (b)	48,700	123,649
Guosen Securities Co. Ltd. (A Shares)	122,500	243,180
Guotai Junan Securities Co. Ltd. (A Shares)	196,700	501,256
Guoxuan High Tech Co. Ltd. (A Shares) (b)	36,400	207,207
Guoyuan Securities Co. Ltd. (A Shares)	136,170	170,961
Haier Smart Home Co. Ltd. (b)	966,000	3,999,433
Haier Smart Home Co. Ltd. (A Shares)	179,000	886,959
Haitong Securities Co. Ltd.:
(A Shares)	262,100	499,918
(H Shares)	1,152,000	1,026,708
Hangzhou First Applied Material Co. Ltd. (A Shares)	18,900	292,891
Hangzhou Robam Appliances Co. Ltd. (A Shares)	28,600	171,349
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	40,300	140,692
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	62,200	1,619,798
Hebei Construction Group Corp. (H Shares)	195,500	81,697
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	23,200	162,060
Heilongjiang Agriculture Co. Ltd. (A Shares)	57,000	145,166
Henan Billions Chemicals Co. Ltd. (A Shares)	48,600	300,548
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	85,200	622,854
Hengli Petrochemical Co. Ltd. (A Shares)	167,320	1,004,792
Hengtong Optic-electric Co. Ltd. (A Shares)	64,308	123,158
Hengyi Petrochemical Co. Ltd. (A Shares)	108,380	219,028
Hesteel Co. Ltd. (A Shares) (b)	386,000	123,707
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	16,000	295,693
Hongfa Technology Co. Ltd. (A Shares)	23,700	204,194
Huaan Securities Co. Ltd. (A Shares)	120,593	126,264
Huadian Power International Corp. Ltd. (A Shares)	244,200	122,333
Huadong Medicine Co. Ltd. (A Shares)	52,000	213,331
Hualan Biological Engineer, Inc. (A Shares)	50,270	359,678
Huaneng Power International, Inc.:
(A Shares)	233,800	151,678
(H Shares)	1,682,186	596,655
Huatai Securities Co. Ltd.:
(A Shares)	224,500	607,375
(H Shares) (c)	509,600	812,389
HUAXI Securities Co. Ltd.	90,400	142,328
Huaxia Bank Co. Ltd. (A Shares)	395,058	374,914
Huaxin Cement Co. Ltd. (A Shares)	46,900	143,084
Huayu Automotive Systems Co. Ltd. (A Shares)	90,700	421,769
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	192,200	118,709
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	30,000	86,578
Hunan Valin Steel Co. Ltd. (A Shares)	192,000	150,547
Hundsun Technologies, Inc. (A Shares)	29,678	448,466
iFlytek Co. Ltd. (A Shares)	61,800	449,481
Industrial & Commercial Bank of China Ltd. (H Shares)	30,796,000	19,643,857
Industrial Bank Co. Ltd. (A Shares)	591,600	2,126,088
Industrial Securities Co. Ltd. (A Shares)	197,400	253,362
Ingenic Semiconductor Co. Ltd. (A Shares) (b)	11,300	119,720
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	177,100	1,217,817
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	1,427,300	255,361
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	57,700	95,781
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	249,800	228,124
Inspur Electronic Information Industry Co. Ltd. (A Shares)	42,372	171,064
Intco Medical Technology Co. Ltd. (A Shares)	10,100	367,970
JA Solar Technology Co. Ltd. (A Shares) (b)	30,100	167,224
Jafron Biomedical Co. Ltd. (A Shares)	23,540	288,402
Jason Furniture Hangzhou Co. Ltd. (A Shares)	19,200	219,817
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	92,200	99,548
Jiangsu Expressway Co. Ltd. (H Shares)	482,000	559,507
Jiangsu Hengli Hydraulic Co. Ltd.	38,176	695,902
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	151,132	2,439,649
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	39,000	338,381
Jiangsu Shagang Co. Ltd. (A Shares)	63,500	96,222
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	43,900	1,393,340
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,300	207,913
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	31,700	137,004
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	116,600	140,404
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	100,800	164,661
Jiangxi Copper Co. Ltd.:
(A Shares)	262,100	768,226
(H Shares)	187,000	308,722
Jiangxi Ganfeng Lithium Co. Ltd.	31,200	581,504
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	79,200	213,656
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	45,100	108,124
Jinke Properties Group Co. Ltd. (A Shares)	155,500	168,134
Jinyu Bio-Technology Co. Ltd. (A Shares)	28,500	100,960
JiuGui Liquor Co. Ltd. (A Shares)	9,700	267,379
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	63,800	121,789
Jointown Pharmaceutical Group (A Shares) (b)	61,500	180,929
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	25,000	261,406
Joyoung Co. Ltd. (A Shares)	23,800	104,379
Juewei Food Co. Ltd.	19,800	277,728
Kingfa Sci & Tech Co. Ltd. (A Shares)	74,500	325,110
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	62,300	221,761
Kweichow Moutai Co. Ltd. (A Shares)	36,100	11,885,045
Lakala Payment Co. Ltd. (A Shares)	18,900	84,389
Laobaixing Pharmacy Chain JSC (A Shares)	12,460	139,958
Legend Holdings Corp. rights (b)(d)	16,330	2,738
Lens Technology Co. Ltd. (A Shares)	126,700	658,361
Leo Group Co. Ltd. (A Shares)	218,300	106,981
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	53,100	222,222
Leyard Optoelectronic Co. Ltd. (A Shares)	95,900	94,143
Liaoning Chengda Co. Ltd. (A Shares)	40,300	140,880
Livzon Pharmaceutical Group, Inc. (A Shares)	20,000	110,552
LONGi Green Energy Technology Co. Ltd.	108,120	1,809,079
Luenmei Quantum Co. Ltd. (A Shares)	55,283	83,427
Luxshare Precision Industry Co. Ltd. (A Shares)	201,024	1,660,670
Luzhou Laojiao Co. Ltd. (A Shares)	42,500	1,703,901
Maccura Biotechnology Co. Ltd. (A Shares)	15,700	110,769
Mango Excellent Media Co. Ltd. (A Shares)	50,670	638,524
Maxscend Microelectronics Co. Ltd. (A Shares)	4,400	432,624
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	111,388	245,902
Metallurgical Corp. China Ltd. (A Shares)	517,200	226,907
Muyuan Foodstuff Co. Ltd. (A Shares)	108,482	1,500,377
Nanji E-Commerce Co. Ltd. (A Shares)	79,400	120,686
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	23,780	118,387
Nanjing Securities Co. Ltd. (A Shares)	106,200	175,134
Nanyang Topsec Technologies Group, Inc. (b)	39,500	127,636
NARI Technology Co. Ltd. (A Shares)	136,100	622,934
NAURA Technology Group Co. Ltd.	14,300	445,836
NavInfo Co. Ltd. (A Shares)	59,300	138,384
New China Life Insurance Co. Ltd.	69,400	521,816
New China Life Insurance Co. Ltd. (H Shares)	364,000	1,359,146
Ningbo Joyson Electronic Corp. (A shares)	41,200	170,883
Ningbo Tuopu Group Co. Ltd. (A Shares)	30,400	206,206
Northeast Securities Co. Ltd. (A Shares)	83,700	115,372
O-film Tech Co. Ltd. (A Shares)	86,900	138,981
Oceanwide Holdings Co., Ltd. (A Shares)	147,400	67,190
Offcn Education Technology Co. A Shares	43,676	269,418
Offshore Oil Enginering Co. Ltd. (A Shares)	164,400	108,189
Oppein Home Group, Inc. (A Shares)	11,280	262,532
Orient Securities Co. Ltd. (A Shares)	174,118	275,219
Ovctek China, Inc. (A Shares)	17,650	302,434
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	302,600	91,800
People's Insurance Co. of China Group Ltd.:
(A Shares)	55,700	52,253
(H Shares)	4,010,552	1,236,284
Perfect World Co. Ltd. (A Shares)	55,200	234,274
PetroChina Co. Ltd.:
(A Shares)	429,700	273,420
(H Shares)	9,839,790	2,982,428
Pharmaron Beijing Co. Ltd. (H Shares) (c)	59,900	1,152,688
PICC Property & Casualty Co. Ltd. (H Shares)	3,289,568	2,401,439
Ping An Bank Co. Ltd. (A Shares)	552,400	1,984,352
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	120,096	1,477,530
(H Shares)	3,030,141	35,688,354
Poly Developments & Holdings (A Shares)	342,400	735,645
Poly Property Development Co. Ltd. (H Shares)	55,000	414,278
Postal Savings Bank of China Co. Ltd.	273,700	233,344
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	4,759,000	3,400,491
Power Construction Corp. of China Ltd. (A Shares)	501,800	295,096
Proya Cosmetics Co. Ltd. (A Shares)	5,900	170,728
Qianhe Condiment and Food Co. Ltd. (A Shares)	22,500	161,161
Qihoo 360 Technology Co. Ltd. (A Shares)	134,500	340,448
Qingdao Rural Commercial Bank Corp. (A Shares)	180,300	127,068
Risesun Real Estate Development Co. Ltd. (A Shares)	148,500	145,087
Rongsheng Petrochemical Co. Ltd. (A Shares)	159,700	849,713
SAIC Motor Corp. Ltd. (A Shares)	221,300	755,369
Sanan Optoelectronics Co. Ltd. (A Shares)	129,100	593,907
Sangfor Technologies, Inc.	11,500	531,905
Sanquan Food Co. Ltd. (A Shares)	26,300	117,839
Sany Heavy Industry Co. Ltd. (A Shares)	243,800	1,534,619
SDIC Capital Co. Ltd.	116,700	232,937
SDIC Power Holdings Co. Ltd. (A Shares)	241,400	326,361
Sealand Securities Co. Ltd. (A Shares)	188,050	151,253
Seazen Holdings Co. Ltd. (A Shares)	63,000	414,103
SF Holding Co. Ltd. (A Shares)	110,100	1,695,585
SG Micro Corp. (A Shares)	4,600	217,199
Shaanxi Coal Industry Co. Ltd. (A Shares)	243,200	384,035
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	39,088	135,001
Shandong Gold Mining Co. Ltd. (A Shares)	316,244	1,092,728
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	48,200	292,601
Shandong Linglong Tyre Co. Ltd. (A Shares)	36,000	240,607
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	356,100	184,483
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)	15,000	88,025
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	29,100	217,308
Shandong Sun Paper Industry JSC Ltd. (A Shares)	78,700	193,697
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,182,000	2,210,557
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	16,000	296,962
Shanghai Baosight Software Co. Ltd. (A Shares)	24,900	257,919
Shanghai Construction Group Co. Ltd. (A Shares)	301,194	135,889
Shanghai Electric Group Co. Ltd. (A Shares) (b)	222,900	186,220
Shanghai Electric Power Co. Ltd. (A Shares)	116,600	123,171
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	39,200	277,301
(H Shares)	276,000	1,245,929
Shanghai International Airport Co. Ltd. (A Shares)	26,600	326,926
Shanghai International Port Group Co. Ltd. (A Shares)	264,143	181,225
Shanghai Jahwa United Co. Ltd. (A Shares)	22,300	137,455
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	21,700	175,247
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	28,000	82,723
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	105,000	84,000
Shanghai M&G Stationery, Inc. (A Shares)	27,500	402,548
Shanghai Oriental Pearl Media Co. Ltd.	125,470	170,215
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	70,200	197,240
(H Shares)	300,809	520,666
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	847,709	1,313,552
Shanghai Putailai New Energy Technology Co. Ltd.	14,273	220,498
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	138,900	156,236
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	90,100	146,621
Shanghai Zhangjiang High Ltd. (A Shares)	50,100	134,530
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	111,200	94,458
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	136,500	150,776
Shanxi Securities Co. Ltd. (A Shares)	129,060	156,613
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	225,400	124,837
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	25,300	1,473,739
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	132,490	99,351
Shenergy Co. Ltd. (A Shares)	177,400	141,031
Shengyi Technology Co. Ltd.	70,400	279,399
Shennan Circuits Co. Ltd. (A Shares)	14,640	244,480
Shenwan Hongyuan Group Co. Ltd. (A Shares)	686,200	499,617
Shenzhen Airport Co. Ltd. (A Shares)	61,900	75,404
Shenzhen Capchem Technology Co. Ltd. (A Shares)	11,900	153,477
Shenzhen Energy Group Co. Ltd. (A Shares)	152,160	147,952
Shenzhen Goodix Technology Co. Ltd. (A Shares)	13,800	299,477
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	34,200	98,911
Shenzhen Inovance Technology Co. Ltd. (A Shares)	50,200	743,111
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	47,300	152,178
Shenzhen Kangtai Biological Products Co. Ltd.	19,100	439,483
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	28,900	2,016,020
Shenzhen MTC Co. Ltd. (A Shares) (b)	128,800	133,654
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	211,200	216,203
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	29,800	162,080
Shenzhen SC New Energy Technology Corp. (A Shares)	9,500	197,072
Shenzhen Sunway Communication Co. Ltd. (A Shares)	28,800	143,916
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	35,800	136,232
Siasun Robot & Automation Co. Ltd. (A Shares) (b)	53,500	98,964
Sichuan Chuantou Energy Co. Ltd. (A Shares)	173,500	295,566
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	47,100	139,591
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	126,500	416,238
Sichuan Swellfun Co. Ltd. (A Shares)	15,900	222,381
Sinolink Securities Co. Ltd. (A Shares)	91,400	202,345
Sinoma Science & Technology Co. Ltd. (A Shares)	46,500	182,737
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	257,000	137,141
Sinopharm Group Co. Ltd. (H Shares)	635,800	1,553,162
Sinotrans Ltd.	161,600	96,541
SKSHU Paint Co. Ltd. (A Shares)	8,000	184,400
Songcheng Performance Development Co. Ltd. (A Shares)	71,160	181,892
Soochow Securities Co. Ltd. (A Shares)	129,200	175,878
Southwest Securities Co. Ltd. (A Shares)	219,900	169,003
Spring Airlines Co. Ltd. (A Shares)	28,800	264,309
STO Express Co. Ltd.	52,500	74,244
Sungrow Power Supply Co. Ltd. (A Shares)	41,800	681,520
Suning.com Co. Ltd. (A Shares)	267,200	274,776
Sunshine City Group Co. Ltd. (A Shares)	126,000	118,791
Sunwoda Electronic Co. Ltd. (A Shares)	48,500	204,330
Suofeiya Home Collection Co. Ltd. (A Shares)	14,500	71,533
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	55,100	187,046
Suzhou Gold Mantis Consolidated Co. Ltd.	88,100	109,101
Tangshan Jidong Cement Co. Ltd. A Shares	44,700	94,369
TBEA Co. Ltd. (A Shares)	115,000	228,112
TCL Corp. (A Shares)	382,800	511,571
The Pacific Securities Co. Ltd. (A Shares) (b)	225,900	114,922
Thunder Software Technology Co. Ltd. (A Shares)	12,100	277,117
Tianfeng Securities Co. Ltd. (A Shares)	217,500	179,340
Tianjin 712 Communication & Broadcasting Co. Ltd.	22,700	146,277
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	94,800	60,027
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	89,100	377,872
Tianma Microelectronics Co. Ltd. (A Shares)	73,900	184,412
Tianshui Huatian Technology Co. Ltd. (A Shares)	84,100	185,660
Toly Bread Co. Ltd.	18,400	159,704
TongFu Microelectronics Co. Ltd. (A Shares) (b)	37,500	160,145
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	65,700	114,274
Tongkun Group Co. Ltd. (A Shares)	53,400	192,739
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	358,100	127,579
Tongwei Co. Ltd. (A Shares)	124,300	889,549
Tongyu Heavy Industry Co. Ltd. (A Shares)	33,400	118,422
Topchoice Medical Corp. (b)	9,300	439,771
Transfar Zhilian Co. Ltd.	114,400	107,143
TravelSky Technology Ltd. (H Shares)	456,000	1,018,659
Tsingtao Brewery Co. Ltd.:
(A Shares)	34,000	469,660
(H Shares)	193,000	1,863,225
Unigroup Guoxin Microelectronics Co. Ltd.	18,000	338,451
Unisplendour Corp. Ltd. (A Shares)	85,310	273,141
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	47,600	122,781
Venustech Group, Inc. (A Shares)	14,500	74,691
Visionox Technology, Inc. (A Shares) (b)	50,300	74,420
Walvax Biotechnology Co. Ltd. (A Shares)	42,600	262,450
Wangfujing Group Co. Ltd. (d)	24,100	119,792
Wangsu Science & Technology Co. Ltd. (A Shares)	77,700	72,650
Wanhua Chemical Group Co. Ltd. (A Shares)	89,600	1,558,443
Weichai Power Co. Ltd.:
(A Shares)	29,100	95,706
(H Shares)	1,036,000	3,059,930
Weifu High-Technology Group Co. Ltd. (A Shares)	30,500	108,614
Weihai Guangwei Composites Co. Ltd. (A Shares)	15,800	218,082
Wens Foodstuffs Group Co. Ltd. (A Shares)	190,300	502,118
Western Securities Co. Ltd. (A Shares)	133,600	205,770
Will Semiconductor Ltd.	24,700	1,112,734
Wingtech Technology Co. Ltd. (A Shares)	36,100	591,843
Winning Health Technology Group Co. Ltd. (A Shares)	62,730	148,633
Wuchan Zhongda Group Co. Ltd.	117,500	78,056
Wuhan Guide Infrared Co. Ltd. (A Shares)	47,580	315,559
Wuhan Humanwell Hi-Tech Industry Co. Ltd.	39,300	166,671
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	59,700	300,183
Wuhu Token Science Co. Ltd. (A Shares)	79,700	93,491
Wuliangye Yibin Co. Ltd. (A Shares)	112,000	5,072,954
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	56,700	151,371
WuXi AppTec Co. Ltd.	51,820	1,341,020
WuXi AppTec Co. Ltd. (H Shares) (c)	139,724	3,333,949
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	25,600	356,454
Wuxi Taiji Industry Co. Ltd. (A Shares)	69,800	88,394
XCMG Construction Machinery Co. Ltd. (A Shares)	265,500	221,396
Xiamen C&D, Inc. (A Shares)	96,325	115,840
Xiamen Intretech, Inc.	14,000	150,460
Xiamen Tungsten Co. Ltd. (A Shares)	47,100	129,699
Xinhu Zhongbao Co. Ltd. (A Shares)	310,400	145,838
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	234,000	527,503
(H Shares)	206,964	431,906
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	18,900	223,586
Yantai Jereh Oilfield Services (A Shares)	27,300	182,588
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	220,800	298,511
(H Shares)	364,000	281,688
Yealink Network Technology Corp. Ltd.	21,750	271,513
Yifan Pharmaceutical Co. Ltd. (A Shares)	40,300	114,359
Yifeng Pharmacy Chain Co. Ltd.	15,800	249,496
Yintai Gold Co. Ltd. (A Shares)	90,580	112,595
Yonghui Superstores Co. Ltd. (A Shares)	276,900	293,798
Yonyou Network Technology Co. Ltd. (A Shares)	92,820	622,242
Youngor Group Co. Ltd. (A Shares)	166,587	184,010
YTO Express Group Co. Ltd. (A Shares)	82,600	146,625
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	42,500	118,883
Yunda Holding Co. Ltd. (A Shares)	79,660	209,816
Yunnan Baiyao Group Co. Ltd. (A Shares)	36,500	755,071
Yunnan Energy New Material Co. Ltd.	25,100	515,335
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	17,200	798,889
Zhaojin Mining Industry Co. Ltd. (H Shares)	460,500	499,507
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	214,610	207,340
Zhejiang Chint Electric Co. Ltd. (A Shares)	66,800	384,416
Zhejiang Dahua Technology Co. Ltd. (A Shares)	87,200	330,743
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,040	271,891
Zhejiang Expressway Co. Ltd. (H Shares)	600,000	485,216
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	43,390	165,453
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (b)	32,450	499,895
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	38,000	237,302
Zhejiang Juhua Co. Ltd. (A Shares)	85,500	117,321
Zhejiang Longsheng Group Co. Ltd. (A Shares)	107,200	228,484
Zhejiang NHU Co. Ltd. (A Shares)	61,900	357,759
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	109,450	391,127
Zhejiang Semir Garment Co. Ltd. (A Shares)	63,500	85,059
Zhejiang Supor Cookware Co. Ltd.	16,400	203,094
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	52,800	174,473
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,000	217,028
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	71,500	155,064
Zheshang Securities Co. Ltd.	105,900	218,135
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	176,400	1,087,534
Zhongji Innolight Co. Ltd. (A Shares)	21,600	174,070
Zhongjin Gold Co. Ltd. (A Shares)	138,600	181,774
Zhongtian Financial Group Co. Ltd. (A Shares) (b)	232,893	97,828
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	30,900	129,364
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	258,827	1,301,938
Zijin Mining Group Co. Ltd.:
(A Shares)	401,600	599,799
(H Shares)	2,912,000	3,245,050
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	368,900	713,954
(H Shares)	359,000	491,740
ZTE Corp.:
(A Shares)	84,300	422,172
(H Shares)	370,800	1,056,935

TOTAL CHINA		432,347,528

Colombia - 0.1%
Bancolombia SA	128,335	1,100,321
Ecopetrol SA	2,323,418	1,321,528
Grupo de Inversiones Suramerica SA	116,163	738,833
Interconexion Electrica SA ESP	217,061	1,402,471

TOTAL COLOMBIA		4,563,153

Czech Republic - 0.1%
CEZ A/S	75,521	1,817,017
Komercni Banka A/S (b)	32,571	994,750
MONETA Money Bank A/S (b)(c)	240,125	817,338

TOTAL CZECH REPUBLIC		3,629,105

Egypt - 0.1%
Commercial International Bank SAE	665,045	2,673,303
Eastern Tobacco Co.	499,138	467,048
Elsewedy Electric Co.	307,503	203,958

TOTAL EGYPT		3,344,309

Greece - 0.1%
Ff Group (b)(d)	1,944	2,831
Hellenic Telecommunications Organization SA	116,218	1,692,436
Jumbo SA	49,755	781,923
OPAP SA	96,476	1,184,834

TOTAL GREECE		3,662,024

Hong Kong - 1.1%
Beijing Enterprises Holdings Ltd.	221,927	727,043
BYD Electronic International Co. Ltd.	322,000	2,230,213
China Everbright International Ltd.	1,638,814	923,692
China Everbright Ltd.	429,000	552,763
China Jinmao Holdings Group Ltd.	2,722,000	1,070,790
China Merchants Holdings International Co. Ltd.	604,880	844,137
China Overseas Land and Investment Ltd.	1,868,202	4,211,933
China Power International Development Ltd.	2,379,000	533,900
China Resources Beer Holdings Co. Ltd.	688,144	6,079,755
China Resources Pharmaceutical Group Ltd. (c)	697,200	366,888
China Resources Power Holdings Co. Ltd.	1,020,940	1,081,084
China Taiping Insurance Group Ltd.	772,255	1,368,559
China Traditional Chinese Medicine Holdings Co. Ltd. (d)	1,228,000	681,056
CITIC Pacific Ltd.	2,735,941	2,138,433
CSPC Pharmaceutical Group Ltd.	4,291,608	4,383,908
Far East Horizon Ltd.	931,000	960,629
Fosun International Ltd.	1,169,454	1,779,842
Guangdong Investment Ltd.	1,411,126	2,478,901
Hua Hong Semiconductor Ltd. (b)(c)	215,000	1,296,392
Lenovo Group Ltd.	3,463,000	4,077,927
Shenzhen Investment Ltd.	1,578,515	523,237
Sinotruk Hong Kong Ltd.	317,500	991,004
Wharf Holdings Ltd.	749,000	1,655,804
Yuexiu Property Co. Ltd.	3,643,000	714,199

TOTAL HONG KONG		41,672,089

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (b)	201,134	1,517,634
OTP Bank PLC (b)	107,912	4,951,446
Richter Gedeon PLC	68,329	1,933,383

TOTAL HUNGARY		8,402,463

India - 8.7%
ACC Ltd.	34,492	759,264
Adani Green Energy Ltd. (b)	178,225	2,458,116
Adani Ports & Special Economic Zone Ltd.	241,346	1,688,362
Ambuja Cements Ltd.	331,684	1,107,814
Apollo Hospitals Enterprise Ltd.	43,621	1,533,410
Asian Paints Ltd.	183,671	6,068,630
Aurobindo Pharma Ltd.	140,501	1,745,656
Avenue Supermarts Ltd.(b)(c)	77,482	2,819,702
Axis Bank Ltd. (b)	1,079,753	9,823,885
Bajaj Auto Ltd.	33,049	1,817,015
Bajaj Finance Ltd.	130,865	8,503,800
Bajaj Finserv Ltd.	18,295	2,190,265
Balkrishna Industries Ltd.	42,504	926,588
Bandhan Bank Ltd. (b)(c)	349,231	1,483,249
Berger Paints India Ltd.	110,390	1,070,947
Bharat Forge Ltd.	112,055	897,855
Bharat Petroleum Corp. Ltd.	313,842	1,652,344
Bharti Airtel Ltd.	599,013	4,551,381
Biocon Ltd. (b)	199,432	1,017,689
Britannia Industries Ltd.	50,278	2,415,980
Cipla Ltd.	211,825	2,401,129
Coal India Ltd.	593,791	1,026,054
Colgate-Palmolive Ltd.	59,934	1,318,861
Container Corp. of India Ltd.	132,683	789,433
Dabur India Ltd.	260,337	1,838,545
Divi's Laboratories Ltd.	63,366	2,930,743
DLF Ltd.	294,749	1,033,401
Dr. Reddy's Laboratories Ltd.	55,864	3,504,839
Eicher Motors Ltd.	65,380	2,462,563
GAIL India Ltd.	781,123	1,343,326
Godrej Consumer Products Ltd.	197,906	2,022,656
Grasim Industries Ltd.	142,440	2,063,777
Havells India Ltd.	97,252	1,394,510
HCL Technologies Ltd.	518,647	6,506,222
HDFC Asset Management Co. Ltd. (c)	25,695	1,014,452
HDFC Standard Life Insurance Co. Ltd. (b)(c)	340,099	3,164,564
Hero Motocorp Ltd.	57,395	2,564,933
Hindalco Industries Ltd.	752,920	2,338,537
Hindustan Petroleum Corp. Ltd.	332,755	998,356
Hindustan Unilever Ltd.	392,568	12,197,841
Housing Development Finance Corp. Ltd.	812,106	26,503,234
ICICI Bank Ltd. (b)	2,432,539	18,004,710
ICICI Lombard General Insurance Co. Ltd. (b)(c)	98,645	1,781,053
ICICI Prudential Life Insurance Co. Ltd. (b)(c)	176,563	1,165,616
Indian Oil Corp. Ltd.	923,496	1,181,938
Indraprastha Gas Ltd.	152,738	1,081,283
Indus Towers Ltd.	161,760	513,964
Info Edge India Ltd.	33,535	2,008,602
Infosys Ltd.	1,625,086	27,574,383
InterGlobe Aviation Ltd. (b)(c)	46,657	991,125
Ipca Laboratories Ltd.	32,351	822,340
ITC Ltd.	1,421,755	3,966,123
JSW Steel Ltd.	404,164	2,034,965
Jubilant Foodworks Ltd.	37,577	1,335,850
Kotak Mahindra Bank Ltd. (b)	264,631	6,221,516
Larsen & Toubro Infotech Ltd. (c)	17,981	978,244
Larsen & Toubro Ltd.	329,271	6,031,814
Lupin Ltd. (b)	109,220	1,510,432
Mahindra & Mahindra Ltd.	386,431	3,975,689
Marico Ltd.	253,940	1,448,497
Maruti Suzuki India Ltd.	64,834	6,412,791
Motherson Sumi Systems Ltd.	608,939	1,211,443
MRF Ltd.	928	1,070,768
Muthoot Finance Ltd.	62,003	941,065
Nestle India Ltd.	16,152	3,781,953
NTPC Ltd.	2,214,586	2,703,643
Oil & Natural Gas Corp. Ltd.	1,204,958	1,460,305
Page Industries Ltd.	2,621	977,610
Petronet LNG Ltd.	353,969	1,151,395
PI Industries Ltd.	31,684	877,855
Pidilite Industries Ltd.	70,934	1,626,098
Piramal Enterprises Ltd.	44,478	800,586
Power Grid Corp. of India Ltd.	1,014,460	2,568,174
Rec Ltd.	445,942	810,971
Reliance Industries Ltd.	1,359,648	34,372,820
SBI Life Insurance Co. Ltd. (b)(c)	195,485	2,319,339
Shree Cement Ltd.	5,282	1,650,958
Shriram Transport Finance Co. Ltd.	93,407	1,655,519
Siemens India Ltd.	33,649	732,672
State Bank of India (b)	850,878	3,294,437
Sun Pharmaceutical Industries Ltd.	402,169	3,235,678
Tata Consultancy Services Ltd.	447,215	19,097,480
Tata Consumer Products Ltd. (b)	285,355	2,192,448
Tata Motors Ltd. (b)	808,255	2,893,416
Tata Steel Ltd.	323,191	2,665,904
Tech Mahindra Ltd.	301,919	3,983,872
Titan Co. Ltd.	168,385	3,282,421
Torrent Pharmaceuticals Ltd.	25,001	894,954
Trent Ltd.	63,591	542,479
Ultratech Cemco Ltd.	55,549	4,061,535
United Spirits Ltd. (b)	111,556	886,048
UPL Ltd.	238,929	1,838,533
Vedanta Ltd.	888,261	1,965,854
Wipro Ltd.	520,782	2,986,810
Yes Bank Ltd. (b)	4,814,998	1,040,848
Zee Entertainment Enterprises Ltd.	422,209	1,274,856

TOTAL INDIA		339,841,610

Indonesia - 1.2%
PT ACE Hardware Indonesia Tbk	3,171,700	352,662
PT Adaro Energy Tbk	6,779,600	579,866
PT Astra International Tbk	9,650,259	4,195,765
PT Bank Central Asia Tbk	4,707,770	11,341,598
PT Bank Mandiri (Persero) Tbk	8,915,798	4,171,264
PT Bank Negara Indonesia (Persero) Tbk	3,563,200	1,409,534
PT Bank Rakyat Indonesia Tbk	26,457,305	7,882,504
PT Barito Pacific Tbk (b)	13,593,700	857,479
PT Charoen Pokphand Indonesia Tbk	3,495,400	1,432,541
PT Gudang Garam Tbk (b)	233,600	628,123
PT Indah Kiat Pulp & Paper Tbk	1,322,700	1,216,168
PT Indocement Tunggal Prakarsa Tbk	695,900	663,411
PT Indofood CBP Sukses Makmur Tbk	1,051,600	682,078
PT Indofood Sukses Makmur Tbk	1,939,700	836,435
PT Kalbe Farma Tbk	10,187,700	1,063,790
PT Merdeka Copper Gold Tbk (b)	4,592,800	834,757
PT Perusahaan Gas Negara Tbk Series B	5,271,100	505,319
PT Sarana Menara Nusantara Tbk	8,187,700	560,242
PT Semen Gresik (Persero) Tbk	1,435,948	1,084,893
PT Telekomunikasi Indonesia Tbk Series B	23,711,065	5,255,981
PT Unilever Indonesia Tbk	3,615,995	1,784,802
PT United Tractors Tbk	798,900	1,301,131

TOTAL INDONESIA		48,640,343

Isle of Man - 0.0%
NEPI Rockcastle PLC	196,437	1,182,421
Korea (South) - 12.2%
Alteogen, Inc.	8,631	1,027,178
AMOREPACIFIC Corp.	15,286	3,047,933
AMOREPACIFIC Group, Inc.	13,773	725,355
BGF Retail Co. Ltd.	3,784	575,184
Celltrion Healthcare Co. Ltd. (b)	33,220	4,268,380
Celltrion Pharm, Inc. (b)	7,848	1,228,015
Celltrion, Inc. (b)	45,894	13,295,591
Cheil Worldwide, Inc.	34,591	596,935
CJ CheilJedang Corp.	3,994	1,521,333
CJ Corp.	7,803	656,535
CJ ENM Co. Ltd.	4,947	676,326
CJ Logistics Corp. (b)	4,457	669,512
Coway Co. Ltd. (b)	23,212	1,446,612
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	17,805	389,249
Db Insurance Co. Ltd.	24,244	797,735
Doosan Bobcat, Inc.	24,640	668,661
Doosan Heavy Industries & Construction Co. Ltd. (b)	92,177	968,428
DuzonBizon Co. Ltd.	9,292	830,006
E-Mart Co. Ltd.	9,376	1,374,891
Fila Holdings Corp.	23,042	879,741
GS Engineering & Construction Corp.	28,787	981,969
GS Holdings Corp.	24,815	804,320
GS Retail Co. Ltd.	12,386	384,297
Hana Financial Group, Inc.	143,424	4,187,085
Hankook Tire Co. Ltd.	35,483	1,305,560
Hanmi Pharm Co. Ltd.	3,170	1,085,587
Hanon Systems	89,051	1,329,726
Hanwha Corp.	19,037	547,251
Hanwha Solutions Corp.	48,676	2,167,459
Hanwha Solutions Corp. rights 2/25/21 (b)	8,668	37,977
HLB, Inc.	21,292	1,713,427
Hotel Shilla Co.	14,032	1,015,021
Hyundai Engineering & Construction Co. Ltd.	37,431	1,347,113
Hyundai Fire & Marine Insurance Co. Ltd.	30,187	537,130
Hyundai Glovis Co. Ltd.	8,960	1,522,188
Hyundai Mobis	31,686	8,995,346
Hyundai Motor Co.	71,656	14,672,184
Hyundai Robotics Co. Ltd.	4,584	963,206
Hyundai Steel Co.	41,348	1,434,475
Industrial Bank of Korea	130,797	915,728
Kakao Corp.	27,222	10,734,093
Kangwon Land, Inc.	50,040	1,053,695
KB Financial Group, Inc.	188,544	6,808,707
Kia Motors Corp.	125,487	9,256,769
KMW Co. Ltd. (b)	11,741	808,356
Korea Aerospace Industries Ltd.	35,122	975,096
Korea Electric Power Corp. (b)	123,055	2,511,394
Korea Gas Corp.	14,265	395,403
Korea Investment Holdings Co. Ltd.	20,062	1,458,383
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	18,779	1,578,364
Korea Zinc Co. Ltd.	4,018	1,458,622
Korean Air Lines Co. Ltd. (b)	39,964	1,025,552
Korean Air Lines Co. Ltd. rights 3/5/21 (b)	31,659	271,754
KT&G Corp.	55,587	3,986,156
Kumho Petro Chemical Co. Ltd.	8,721	1,929,960
LG Chemical Ltd.	22,286	18,272,930
LG Corp.	45,199	4,005,062
LG Display Co. Ltd. (b)	111,386	2,165,632
LG Electronics, Inc.	50,664	6,931,028
LG Household & Health Care Ltd.	4,822	6,713,091
LG Innotek Co. Ltd.	6,788	1,213,888
LG Telecom Ltd.	107,424	1,147,826
Lotte Chemical Corp.	8,199	1,913,410
Lotte Confectionery Co. Ltd.	12,957	375,946
Lotte Shopping Co. Ltd.	5,263	496,469
Meritz Securities Co. Ltd.	138,948	437,944
Mirae Asset Daewoo Co. Ltd.	142,006	1,206,249
NAVER Corp.	58,601	17,972,392
NCSOFT Corp.	7,844	6,684,012
Netmarble Corp. (b)(c)	10,244	1,204,487
NH Investment & Securities Co. Ltd.	55,289	546,270
Orion Corp./Republic of Korea	11,344	1,217,178
Ottogi Corp.	515	258,331
Pan Ocean Co., Ltd. (Korea) (b)	110,471	449,435
Pearl Abyss Corp. (b)	2,865	806,685
POSCO	35,355	7,762,088
POSCO Chemtech Co. Ltd.	12,609	1,516,386
S-Oil Corp.	21,306	1,299,251
S1 Corp.	8,224	594,157
Samsung Biologics Co. Ltd. (b)(c)	7,868	5,578,845
Samsung C&T Corp.	40,117	4,663,141
Samsung Card Co. Ltd.	16,150	428,880
Samsung Electro-Mechanics Co. Ltd.	26,798	4,888,091
Samsung Electronics Co. Ltd.	2,274,383	166,757,040
Samsung Engineering Co. Ltd. (b)	73,710	813,954
Samsung Fire & Marine Insurance Co. Ltd.	14,813	2,225,149
Samsung Heavy Industries Co. Ltd. (b)	220,974	1,226,986
Samsung Life Insurance Co. Ltd.	33,434	2,110,570
Samsung SDI Co. Ltd.	26,218	17,206,888
Samsung SDS Co. Ltd.	16,629	2,906,830
Samsung Securities Co. Ltd.	29,864	1,008,026
Seegene, Inc.	8,731	1,288,115
Shin Poong Pharmaceutical Co. (b)	14,038	1,016,710
Shinhan Financial Group Co. Ltd.	209,810	5,755,018
Shinsegae Co. Ltd.	3,449	720,090
SK Biopharmaceuticals Co. Ltd. (b)	7,515	974,325
SK Chemicals Co. Ltd./New	3,634	1,367,961
SK Holdings Co., Ltd.	16,746	4,656,699
SK Hynix, Inc.	260,249	28,505,711
SK Innovation Co., Ltd.	26,428	6,616,511
SK Telecom Co. Ltd.	18,932	4,129,635
Woori Financial Group, Inc.	262,497	2,065,446
Yuhan Corp.	23,516	1,381,451

TOTAL KOREA (SOUTH)		479,325,172

Kuwait - 0.5%
Agility Public Warehousing Co. KSC	405,586	1,003,249
Boubyan Bank KSC	364,780	691,492
Gulf Bank	715,936	520,165
Kuwait Finance House KSCP	2,029,049	4,791,182
Mabanee Co. SAKC	137,688	321,029
Mobile Telecommunication Co.	939,750	1,964,537
National Bank of Kuwait	3,253,744	9,380,841

TOTAL KUWAIT		18,672,495

Luxembourg - 0.1%
Globant SA (b)	17,931	3,442,752
Reinet Investments SCA	67,980	1,190,187

TOTAL LUXEMBOURG		4,632,939

Malaysia - 1.4%
AMMB Holdings Bhd	796,500	606,857
Axiata Group Bhd	1,319,098	1,086,604
CIMB Group Holdings Bhd	3,072,752	2,918,829
Dialog Group Bhd	1,760,565	1,323,962
DiGi.com Bhd	1,514,900	1,420,277
Fraser & Neave Holdings Bhd	73,000	576,054
Gamuda Bhd	864,700	705,878
Genting Bhd	993,600	978,238
Genting Malaysia Bhd	1,366,640	831,647
Genting Plantations Bhd	116,800	280,551
Hap Seng Consolidated Bhd	305,200	617,572
Hartalega Holdings Bhd	817,200	2,599,676
Hong Leong Bank Bhd	314,900	1,344,508
Hong Leong Credit Bhd	115,200	466,214
IHH Healthcare Bhd	1,057,687	1,336,990
IOI Corp. Bhd	1,197,200	1,249,767
Kossan Rubber Industries Bhd	623,700	686,571
Kuala Lumpur Kepong Bhd	203,628	1,170,641
Malayan Banking Bhd	1,876,036	3,624,451
Malaysia Airports Holdings Bhd	510,100	651,111
Maxis Bhd	1,145,400	1,351,530
MISC Bhd	597,500	880,915
Nestle (Malaysia) Bhd	34,000	1,152,257
Petronas Chemicals Group Bhd	1,145,600	1,901,540
Petronas Dagangan Bhd	146,126	699,814
Petronas Gas Bhd	392,600	1,557,775
PPB Group Bhd	315,140	1,442,199
Press Metal Bhd	669,300	1,322,871
Public Bank Bhd	6,933,785	7,186,780
QL Resources Bhd	515,200	765,950
RHB Capital Bhd	775,460	978,317
Sime Darby Bhd	1,293,449	703,918
Sime Darby Plantation Bhd	1,021,349	1,225,366
Supermax Corp. Bhd	713,668	1,200,480
Telekom Malaysia Bhd	556,500	874,156
Tenaga Nasional Bhd	1,123,472	2,681,881
Top Glove Corp. Bhd	2,325,600	3,877,438
Westports Holdings Bhd	404,000	429,734

TOTAL MALAYSIA		54,709,319

Mexico - 1.6%
Alfa SA de CV Series A	1,416,900	891,654
America Movil S.A.B. de CV Series L	16,248,647	10,835,602
Arca Continental S.A.B. de CV	181,400	823,596
Becle S.A.B. de CV	248,400	529,905
CEMEX S.A.B. de CV unit (b)	7,226,886	4,145,967
Coca-Cola FEMSA S.A.B. de CV unit	256,304	1,111,788
Controladora Nemak S.A.B. de CV (b)	193,900	25,256
Fibra Uno Administracion SA de CV	1,512,083	1,688,452
Fomento Economico Mexicano S.A.B. de CV unit	927,991	6,324,228
Gruma S.A.B. de CV Series B	105,930	1,163,013
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)	182,627	1,840,614
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (b)	99,425	1,564,347
Grupo Bimbo S.A.B. de CV Series A	768,070	1,443,293
Grupo Carso SA de CV Series A1 (b)	224,400	564,749
Grupo Financiero Banorte S.A.B. de CV Series O (b)	1,239,681	6,142,465
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	1,125,300	1,003,487
Grupo Mexico SA de CV Series B	1,486,254	6,368,728
Grupo Televisa SA de CV (b)	1,155,793	1,747,306
Industrias Penoles SA de CV (b)	66,820	999,904
Infraestructura Energetica Nova S.A.B. de CV (b)	274,400	1,002,077
Kimberly-Clark de Mexico SA de CV Series A	757,027	1,322,461
Megacable Holdings S.A.B. de CV unit	157,100	568,040
Orbia Advance Corp. S.A.B. de CV	515,720	1,111,494
Promotora y Operadora de Infraestructura S.A.B. de CV	108,985	819,076
Telesites S.A.B. de C.V. (b)	312,900	314,289
Wal-Mart de Mexico SA de CV Series V	2,502,156	7,122,338

TOTAL MEXICO		61,474,129

Netherlands - 0.3%
X5 Retail Group NV GDR	59,263	2,120,563
Yandex NV Class A (b)	143,593	9,080,436

TOTAL NETHERLANDS		11,200,999

Pakistan - 0.0%
Habib Bank Ltd.	114,087	101,301
MCB Bank Ltd.	196,782	236,704
Oil & Gas Development Co. Ltd.	227,818	152,192

TOTAL PAKISTAN		490,197

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)	104,492	1,063,729
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	958,320	793,615
Aboitiz Power Corp.	805,855	402,424
Ayala Corp.	135,896	2,177,277
Ayala Land, Inc.	3,869,713	3,035,543
Bank of the Philippine Islands (BPI)	747,588	1,235,869
BDO Unibank, Inc.	947,661	1,985,632
Globe Telecom, Inc.	15,290	617,517
GT Capital Holdings, Inc.	46,987	522,078
International Container Terminal Services, Inc.	481,720	1,187,762
JG Summit Holdings, Inc.	1,443,013	1,825,535
Jollibee Food Corp.	210,523	778,401
Manila Electric Co.	105,910	575,167
Megaworld Corp.	5,610,500	445,945
Metro Pacific Investments Corp.	6,992,200	587,775
Metropolitan Bank & Trust Co.	870,392	814,974
Philippine Long Distance Telephone Co.	41,795	1,141,840
PUREGOLD Price Club, Inc.	454,500	340,449
SM Investments Corp.	115,350	2,364,123
SM Prime Holdings, Inc.	4,824,100	3,543,294
Universal Robina Corp.	420,148	1,180,191

TOTAL PHILIPPINES		25,555,411

Poland - 0.6%
Allegro.eu SA (b)(c)	121,314	2,393,680
Bank Polska Kasa Opieki SA (b)	85,859	1,468,227
CD Projekt RED SA (b)	31,946	2,605,173
Cyfrowy Polsat SA	136,984	1,123,070
Dino Polska SA (b)(c)	23,418	1,652,126
KGHM Polska Miedz SA (Bearer) (b)	66,396	3,358,077
LPP SA (b)	608	1,255,156
Orange Polska SA (b)	330,555	582,568
PGE Polska Grupa Energetyczna SA (b)	404,903	711,315
Polish Oil & Gas Co. SA	818,937	1,240,371
Polski Koncern Naftowy Orlen SA	140,127	2,107,331
Powszechna Kasa Oszczednosci Bank SA (b)	413,524	3,206,017
Powszechny Zaklad Ubezpieczen SA (b)	286,421	2,293,644
Santander Bank Polska SA (b)	16,569	806,866

TOTAL POLAND		24,803,621

Qatar - 0.7%
Barwa Real Estate Co.	932,672	846,428
Industries Qatar QSC (b)	886,956	2,934,803
Masraf al Rayan	1,759,334	2,120,815
Mesaieed Petrochemical Holding Co.	2,231,275	1,243,154
Ooredoo QSC	424,790	971,648
Qatar Electricity & Water Co.	264,403	1,292,338
Qatar Fuel Co.	217,207	1,112,949
Qatar Gas Transport Co. Ltd. (Nakilat) (b)	858,151	777,385
Qatar International Islamic Bank QSC	338,977	828,419
Qatar Islamic Bank	563,725	2,569,598
Qatar National Bank SAQ	2,167,777	10,720,578
The Commercial Bank of Qatar	927,102	1,089,076

TOTAL QATAR		26,507,191

Russia - 2.3%
Alrosa Co. Ltd.	1,226,811	1,619,429
Gazprom OAO	5,639,606	15,849,334
Inter Rao Ues JSC	17,570,158	1,218,744
Lukoil PJSC	198,113	14,083,521
Magnit OJSC GDR (Reg. S)	173,232	2,584,621
MMC Norilsk Nickel PJSC	30,188	9,718,190
Mobile TeleSystems OJSC sponsored ADR	219,950	1,979,550
Moscow Exchange MICEX-RTS OAO	662,347	1,375,718
NOVATEK OAO GDR (Reg. S)	43,317	7,259,929
Novolipetsk Steel OJSC	576,426	1,601,928
PhosAgro OJSC GDR (Reg. S)	68,584	1,075,397
Polyus PJSC	16,104	3,064,080
Rosneft Oil Co. OJSC	554,281	3,480,369
Sberbank of Russia	5,146,705	17,459,647
Severstal PAO	100,817	1,681,438
Surgutneftegas OJSC	3,885,662	1,725,392
Tatneft PAO	679,624	4,403,906
VTB Bank OJSC	1,618,309,962	784,778

TOTAL RUSSIA		90,965,971

Saudi Arabia - 2.4%
Abdullah Al Othaim Markets Co.	20,497	682,013
Advanced Polypropylene Co.	50,146	855,665
Al Rajhi Bank	585,490	11,395,412
Alinma Bank	463,609	2,019,722
Almarai Co. Ltd.	120,679	1,737,453
Arab National Bank	295,126	1,600,465
Bank Al-Jazira	186,584	673,567
Bank Albilad	177,453	1,312,907
Banque Saudi Fransi	284,330	2,550,912
Bupa Arabia for Cooperative Insurance Co. (b)	29,570	922,412
Dar Al Arkan Real Estate Development Co. (b)	269,552	618,776
Dr Sulaiman Alabama Habib Medical Services Group Co.	17,719	545,171
Emaar The Economic City (b)	190,781	459,824
Etihad Etisalat Co. (b)	180,215	1,378,988
Jarir Marketing Co.	28,495	1,327,999
Mobile Telecommunications Co. Saudi Arabia (b)	210,411	769,680
National Commercial Bank	701,383	8,059,724
National Industrialization Co. (b)	156,196	561,368
Rabigh Refining & Petrochemical Co. (b)	110,887	415,083
Riyad Bank	646,077	3,675,923
Sabic Agriculture-Nutrients Co.	98,826	2,445,158
Sahara International Petrochemical Co.	174,472	855,916
Samba Financial Group	469,813	3,776,592
Saudi Airlines Catering Co.	18,787	385,688
Saudi Arabian Mining Co. (b)	206,687	2,319,973
Saudi Arabian Oil Co.	1,042,674	9,660,309
Saudi Basic Industries Corp.	429,477	11,748,298
Saudi Cement Co.	36,918	649,636
Saudi Electricity Co.	405,919	2,402,592
Saudi Industrial Investment Group	107,168	737,178
Saudi Kayan Petrochemical Co. (b)	354,921	1,366,427
Saudi Telecom Co.	287,025	8,662,711
The Co. for Cooperative Insurance (b)	31,042	655,485
The Saudi British Bank	392,771	2,806,480
The Savola Group	126,477	1,330,290
Yanbu National Petrochemical Co.	121,539	2,073,878

TOTAL SAUDI ARABIA		93,439,675

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	101,900	832,601
South Africa - 3.3%
Absa Group Ltd.	346,374	2,597,433
African Rainbow Minerals Ltd.	39,458	711,238
Anglo American Platinum Ltd.	25,653	2,552,103
AngloGold Ashanti Ltd.	198,686	4,629,918
Aspen Pharmacare Holdings Ltd. (b)	185,856	1,754,507
Bidcorp Ltd.	160,656	2,667,828
Bidvest Group Ltd.	139,809	1,441,161
Capitec Bank Holdings Ltd. (b)	33,203	3,039,308
Clicks Group Ltd.	120,695	1,983,055
Discovery Ltd.	191,679	1,624,792
Exxaro Resources Ltd.	120,876	1,200,654
FirstRand Ltd.	2,278,884	7,157,412
Gold Fields Ltd.	421,067	3,948,085
Growthpoint Properties Ltd.	1,628,953	1,301,864
Harmony Gold Mining Co. Ltd. (b)	262,493	1,164,310
Impala Platinum Holdings Ltd.	380,790	5,142,400
Kumba Iron Ore Ltd.	30,714	1,230,453
Mr Price Group Ltd.	123,104	1,398,812
MTN Group Ltd.	809,540	3,339,800
MultiChoice Group Ltd.	213,176	1,815,388
Naspers Ltd. Class N	207,322	47,959,655
Nedbank Group Ltd.	180,824	1,459,074
Northam Platinum Ltd. (b)	170,532	2,118,590
Old Mutual Ltd.	2,252,456	1,923,940
Rand Merchant Insurance Holdings Ltd.	394,380	784,215
Remgro Ltd.	262,724	1,739,726
Sanlam Ltd.	858,348	3,270,605
Sasol Ltd. (b)	268,499	2,894,255
Shoprite Holdings Ltd.	241,645	2,233,355
Sibanye Stillwater Ltd.	1,084,297	4,116,180
Spar Group Ltd.	94,176	1,204,239
Standard Bank Group Ltd.	619,332	5,134,392
Tiger Brands Ltd.	75,503	992,368
Vodacom Group Ltd.	313,899	2,560,529
Woolworths Holdings Ltd.	474,750	1,406,552

TOTAL SOUTH AFRICA		130,498,196

Taiwan - 12.8%
Accton Technology Corp.	240,000	2,309,093
Acer, Inc.	1,391,000	1,343,278
Advantech Co. Ltd.	183,066	2,261,284
ASE Technology Holding Co. Ltd.	1,551,592	5,107,706
Asia Cement Corp.	1,089,000	1,555,103
ASMedia Technology, Inc.	13,000	884,117
ASUSTeK Computer, Inc.	336,502	3,441,784
AU Optronics Corp. (b)	4,159,000	2,186,298
Catcher Technology Co. Ltd.	327,095	2,312,121
Cathay Financial Holding Co. Ltd.	3,770,809	5,371,293
Chang Hwa Commercial Bank	2,543,212	1,502,630
Cheng Shin Rubber Industry Co. Ltd.	857,000	1,222,275
Chicony Electronics Co. Ltd.	257,008	793,659
China Development Finance Holding Corp.	6,198,000	1,973,730
China Life Insurance Co. Ltd.	1,375,918	1,115,038
China Steel Corp.	5,649,289	4,628,581
Chunghwa Telecom Co. Ltd.	1,828,129	7,053,869
Compal Electronics, Inc.	1,926,000	1,474,874
CTBC Financial Holding Co. Ltd.	8,389,778	5,690,828
Delta Electronics, Inc.	928,717	9,366,412
E.SUN Financial Holdings Co. Ltd.	5,447,617	4,589,760
ECLAT Textile Co. Ltd.	90,129	1,304,748
Evergreen Marine Corp. (Taiwan) (b)	1,132,735	1,261,695
Far Eastern Textile Ltd.	1,368,000	1,269,787
Far EasTone Telecommunications Co. Ltd.	745,348	1,596,547
Feng Tay Enterprise Co. Ltd.	185,390	1,191,325
First Financial Holding Co. Ltd.	4,961,993	3,578,318
Formosa Chemicals & Fibre Corp.	1,680,149	4,642,588
Formosa Petrochemical Corp.	542,347	1,725,148
Formosa Plastics Corp.	1,825,085	5,668,573
Foxconn Technology Co. Ltd.	408,710	1,091,411
Fubon Financial Holding Co. Ltd.	3,165,846	5,148,131
Giant Manufacturing Co. Ltd.	140,000	1,361,965
GlobalWafers Co. Ltd.	104,000	2,301,953
Highwealth Construction Corp.	398,900	606,660
HIWIN Technologies Corp.	125,967	1,780,834
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,944,465	23,662,413
Hotai Motor Co. Ltd.	142,000	2,874,371
Hua Nan Financial Holdings Co. Ltd.	3,998,780	2,448,291
Innolux Corp.	3,956,000	1,843,055
Inventec Corp.	1,064,000	883,153
Largan Precision Co. Ltd.	47,451	4,980,398
Lite-On Technology Corp.	996,044	1,952,191
MediaTek, Inc.	719,615	22,479,138
Mega Financial Holding Co. Ltd.	5,236,289	5,262,273
Micro-Star International Co. Ltd.	324,000	1,509,478
Nan Ya Plastics Corp.	2,463,358	5,769,029
Nanya Technology Corp.	592,000	1,688,651
Nien Made Enterprise Co. Ltd.	77,000	1,017,100
Novatek Microelectronics Corp.	274,000	3,854,057
Oneness Biotech Co. Ltd. (b)	93,000	612,563
Pegatron Corp.	933,000	2,611,374
Phison Electronics Corp.	63,000	852,415
Pou Chen Corp.	1,095,391	1,094,961
Powertech Technology, Inc.	335,981	1,168,275
President Chain Store Corp.	274,000	2,611,760
Quanta Computer, Inc.	1,383,000	3,984,438
Realtek Semiconductor Corp.	231,000	3,723,412
Ruentex Development Co. Ltd.	426,400	589,875
Shin Kong Financial Holding Co. Ltd.	5,443,029	1,564,256
Sinopac Holdings Co.	4,853,302	1,897,242
Standard Foods Corp.	127,016	256,199
Synnex Technology International Corp.	649,700	1,048,390
Taishin Financial Holdings Co. Ltd.	4,708,022	2,100,970
Taiwan Business Bank	2,543,472	826,304
Taiwan Cement Corp.	2,347,537	3,364,878
Taiwan Cooperative Financial Holding Co. Ltd.	4,506,088	3,080,632
Taiwan High Speed Rail Corp.	938,000	967,770
Taiwan Mobile Co. Ltd.	785,000	2,695,977
Taiwan Semiconductor Manufacturing Co. Ltd.	11,738,740	248,004,137
The Shanghai Commercial & Savings Bank Ltd.	1,637,420	2,186,266
Unified-President Enterprises Corp.	2,344,332	5,691,142
Unimicron Technology Corp.	575,000	1,775,642
United Microelectronics Corp.	5,535,000	9,914,404
Vanguard International Semiconductor Corp.	428,000	1,711,328
Walsin Technology Corp.	151,000	1,188,658
Win Semiconductors Corp.	159,000	2,350,005
Winbond Electronics Corp.	1,429,000	1,349,365
Wistron Corp.	1,366,251	1,524,235
Wiwynn Corp.	37,629	1,109,620
WPG Holding Co. Ltd.	745,880	1,145,009
Yageo Corp.	176,321	3,613,161
Yuanta Financial Holding Co. Ltd.	4,722,215	3,354,828

TOTAL TAIWAN		500,906,505

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	610,200	3,506,662
Airports of Thailand PCL (For. Reg.)	2,388,100	4,747,476
Asset World Corp. PCL	1,428,100	219,487
B. Grimm Power PCL (For. Reg.)	192,500	328,015
Bangkok Bank PCL (For. Reg.)	219,300	831,625
Bangkok Commercial Asset Management PCL	891,700	610,753
Bangkok Dusit Medical Services PCL (For. Reg.)	5,166,100	3,572,946
Bangkok Expressway and Metro PCL	3,640,200	991,234
Berli Jucker PCL (For. Reg)	227,800	253,069
BTS Group Holdings PCL (For. Reg.)	4,114,900	1,299,225
Bumrungrad Hospital PCL (For. Reg.)	187,600	786,629
Central Pattana PCL (For. Reg.)	820,200	1,342,793
Central Retail Corp. PCL	1,140,324	1,171,566
Charoen Pokphand Foods PCL (For. Reg.)	2,291,000	2,085,859
CP ALL PCL (For. Reg.)	3,174,400	6,071,981
Delta Electronics PCL (For. Reg.)	128,400	2,265,125
Electricity Generating PCL (For. Reg.)	74,500	444,312
Energy Absolute PCL (For. Reg.)	785,100	1,705,028
Global Power Synergy Public Co. Ltd.	190,500	498,050
Gulf Energy Development PCL (For. Reg.)	1,364,300	1,527,031
Home Product Center PCL (For. Reg.)	3,329,300	1,523,936
Indorama Ventures PCL (For. Reg.)	473,400	553,592
Intouch Holdings PCL (For. Reg.)	1,203,800	2,252,349
Kasikornbank PCL (For. Reg.)	896,400	3,803,635
Krung Thai Bank PCL (For. Reg.)	1,986,600	763,311
Krungthai Card PCL (For. Reg.)	396,400	860,875
Land & House PCL (For. Reg.)	4,635,700	1,208,101
Minor International PCL:
warrants 9/30/21 (b)	79,000	818
warrants 7/31/23 (b)	81,648	19,232
(For. Reg.)	1,895,273	1,570,423
Muangthai Leasing PCL	169,401	372,139
Osotspa PCL	303,500	362,517
PTT Exploration and Production PCL (For. Reg.)	742,300	2,566,924
PTT Global Chemical PCL (For. Reg.)	1,220,300	2,405,536
PTT PCL (For. Reg.)	5,867,300	7,400,287
Ratchaburi Electric Generating Holding PCL (For. Reg.)	98,300	162,574
Robinsons Department Store PCL (For. Reg.) (b)	55,100	89,630
Siam Cement PCL (For. Reg.)	411,200	5,193,238
Siam Commercial Bank PCL (For. Reg.)	408,400	1,286,057
Sri Trang Gloves Thailand PCL	92,700	123,115
Srisawad Corp. PCL:
warrants 8/29/25 (b)	16,016	9,043
(For. Reg.)	183,800	411,447
Thai Oil PCL (For. Reg.)	608,700	1,108,391
Thai Union Frozen Products PCL (For. Reg.)	275,800	127,165
Total Access Communication PCL (For. Reg.)	208,900	226,838
True Corp. PCL (For. Reg.)	6,041,337	645,916

TOTAL THAILAND		69,305,955

Turkey - 0.3%
Akbank TAS (b)	1,493,159	1,301,904
Aselsan A/S	331,871	784,635
Bim Birlesik Magazalar A/S JSC	219,678	2,160,078
Eregli Demir ve Celik Fabrikalari T.A.S.	667,331	1,308,716
Ford Otomotiv Sanayi A/S	33,161	652,140
Haci Omer Sabanci Holding A/S	451,139	649,218
Koc Holding A/S	364,461	1,006,131
Turk Hava Yollari AO (b)	282,021	466,743
Turk Sise ve Cam Fabrikalari A/S	627,602	620,119
Turkcell Iletisim Hizmet A/S	575,575	1,253,841
Turkiye Garanti Bankasi A/S (b)	1,103,945	1,404,589
Turkiye Is Bankasi A/S Series C (b)	758,243	636,252
Turkiye Petrol Rafinerileri A/S (b)	58,088	789,087
Yapi ve Kredi Bankasi A/S (b)	1,428,153	556,252

TOTAL TURKEY		13,589,705

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,338,867	2,347,387
Aldar Properties PJSC	1,875,817	1,787,392
Dubai Islamic Bank Pakistan Ltd.	850,067	1,166,393
Emaar Malls Group PJSC (b)	1,370,675	675,421
Emaar Properties PJSC (b)	1,726,772	1,786,405
Emirates NBD Bank PJSC	1,224,341	3,933,197
Emirates Telecommunications Corp.	843,364	4,564,495
First Abu Dhabi Bank PJSC	1,320,742	5,400,690

TOTAL UNITED ARAB EMIRATES		21,661,380

United States of America - 0.4%
DouYu International Holdings Ltd. ADR (b)	42,869	562,870
Southern Copper Corp.	40,576	2,694,652
Yum China Holdings, Inc.	191,590	10,865,069

TOTAL UNITED STATES OF AMERICA		14,122,591

TOTAL COMMON STOCKS
(Cost $2,212,455,875)		3,753,733,036

Nonconvertible Preferred Stocks - 2.1%
Brazil - 1.1%
Alpargatas SA (PN)	87,400	620,429
Banco Bradesco SA (PN)	2,140,746	9,679,800
Bradespar SA (PN)	106,100	1,212,178
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	123,005	646,117
Companhia Energetica de Minas Gerais (CEMIG) (PN)	471,627	1,180,921
Companhia Paranaense de Energia-Copel (PN-B)	49,400	589,398
Gerdau SA	518,600	2,203,723
Itau Unibanco Holding SA	2,306,971	11,949,329
Itausa-Investimentos Itau SA (PN)	2,101,512	4,075,199
Lojas Americanas SA (PN)	435,226	1,916,254
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,200,100	10,732,293

TOTAL BRAZIL		44,805,641

Chile - 0.1%
Embotelladora Andina SA Class B	133,644	338,289
Sociedad Quimica y Minera de Chile SA (PN-B) (b)	55,051	2,783,229

TOTAL CHILE		3,121,518

Colombia - 0.1%
Bancolombia SA (PN)	210,776	1,861,488
Korea (South) - 0.8%
AMOREPACIFIC Corp.	52	3,775
Hyundai Motor Co.	9,999	1,010,280
Hyundai Motor Co. Series 2	17,414	1,603,771
LG Chemical Ltd.	2,825	1,180,883
LG Household & Health Care Ltd.	129	80,741
Samsung Electronics Co. Ltd.	393,522	25,721,312

TOTAL KOREA (SOUTH)		29,600,762

Russia - 0.0%
Surgutneftegas OJSC	2,991,022	1,576,993
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $56,087,434)		80,966,402
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.1% 2/4/21 (Cost $4,999,959)(e)	5,000,000	4,999,984
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.09% (f)	66,546,045	66,559,354
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	64,616,408	64,622,870
TOTAL MONEY MARKET FUNDS
(Cost $131,182,224)		131,182,224
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,404,725,492)		3,970,881,646
NET OTHER ASSETS (LIABILITIES) - (1.1)%(h)		(43,695,498)
NET ASSETS - 100%		$3,927,186,148

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,382	March 2021	$91,633,510	$(3,274,165)	$(3,274,165)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,961,222 or 3.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,984.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,374,824 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,270
Fidelity Securities Lending Cash Central Fund	33,604
Total	$50,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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